UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 4430

Dreyfus 100% U.S. Treasury Money Market Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/08

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus 100% U.S. Treasury Money Market Fund

ANNUAL REPORT December 31, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered
Public Accounting Firm
19	Important Tax Information
20	Information About the Review and Approval
of the Fund’s Management Agreement
24	Board Members Information
27	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus 100% U.S. Treasury Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this annual report for Dreyfus 100% U.S. Treasury Money Market Fund, covering the 12-month period from January 1, 2008, through December 31, 2008.

2008 was the most difficult year in decades for the financial markets. A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value. The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

2

January 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through December 31, 2008, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2008, Dreyfus 100% U.S.Treasury Money Market Fund produced a yield of 1.36%.Taking into account the effects of compounding, the fund provided an effective yield of 1.37% for the same period.1

Money market yields declined sharply over the reporting period along with short-term interest rates due to a weakening U.S. economy and a global financial crisis that adversely affected most asset classes with the notable exception of U.S.Treasury securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests only in U.S.Treasury securities.

Interest Rates Fell as U.S. Economy Struggled

Slumping U.S. housing markets, sluggish consumer spending and resurgent energy prices already had produced a weaker U.S. economy by the start of 2008.As a result, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate in the final months of 2007 from 5.25% to 4.25%.

Additional evidence of economic weakness mounted as 2008 began, and the credit crisis intensified when institutional investors de-levered their portfolios to raise cash. Despite aggressive easing by the Fed and an economic stimulus package from Congress, job losses and deleveraging pressures intensified during the first quarter of 2008. In March, the Fed participated in the rescue of investment bank Bear Stearns and made funds available toWall Street firms in an unprecedented lending program allowing the use of mortgage-backed securities as collateral. Nonetheless, unemployment continued to rise, and housing values continued to fall.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

After a brief market rally in the spring,reports of additional write-downs by major banks in June and greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July sparked renewed volatility in the stock and bond markets.The bad news continued to mount in August, including another jump in the unemployment rate.

September ranked as one of the most challenging months in memory, as financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG, Lehman Brothers filed for bankruptcy,Washington Mutual was seized by regulators and Merrill Lynch and Wachovia were sold to former rivals. The U.S.Treasury Department proposed and Congress passed the $700 billion Troubled Assets Relief Program (TARP) to shore up the nation’s banking system. It later was announced that U.S. GDP contracted by a –0.5% annualized rate in the third quarter.

Treasuries Provided Shelter in the Financial Crisis

Although Dreyfus 100% U.S. Treasury Money Market Fund was not among them, some “prime” money market funds were not immune to the financial crisis.The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market, threatening to force some funds’ net asset values below $1 per share. Although at least one prime money market fund did so, most affected funds’ sponsors stepped in with cash infusions that maintained stable net asset values. The U.S. government implemented the Temporary Guarantee Program specifically for money market funds to shore up investor confidence. Consequently, the commercial paper market began to stabilize, as evidenced by rising trading activity.

Although the fund held none of the affected securities, market turmoil reinforced an ongoing “flight to quality” in which investors fled assets they perceived as risky in favor of U.S.Treasury securities.The resulting sharp increase in demand for U.S. Treasury bills sent their yields to record low levels.

4

In October, the Fed and other central banks implemented an unprecedented, coordinated rate cut to combat spreading global economic weakness. Nonetheless, the economic downturn gained momentum, and retailers suffered through their worst holiday season in many years. Meanwhile, the National Bureau of Economic Research officially declared that the U.S. economy has been in a recession since late 2007, a pronouncement that appeared to be confirmed by more severe job losses and a rise in the unemployment rate to 7.2% in December, its highest level since 1993.The Fed followed up with additional reductions before year-end, and the target for the federal funds rate ended 2008 at between 0% and 0.25%, a record low.

Maintaining a Cautious Posture

For most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages.With short-term yields on U.S.Treasury bills approaching 0%, we have continued to maintain the fund’s weighted average maturity in a range that is modestly longer than industry averages in order to capture incrementally higher yields from longer-dated instruments.

We currently expect reduced liquidity and tighter loan standards to dampen economic growth well into 2009.Therefore, we intend to maintain the fund’s conservative strategies, including a focus on liquidity.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus 100% U.S.Treasury Money Market Fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2008

Expenses paid per $1,000†	$2.92
Ending value (after expenses)	$1,003.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

Expenses paid per $1,000†	$2.95
Ending value (after expenses)	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2008

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—101.0%	Purchase (%)	Amount ($)	Value ($)

1/2/09	0.01	8,000,000	7,999,998
1/8/09	1.13	138,000,000	137,969,900
1/15/09	0.90	1,000,000	999,650
1/22/09	0.42	300,000,000	299,926,500
1/29/09	1.10	556,000,000	555,525,517
2/12/09	0.43	150,000,000	149,924,750
2/19/09	0.10	64,000,000	63,991,289
2/26/09	0.80	50,000,000	49,937,778
3/5/09	1.72	94,000,000	93,718,854
3/12/09	1.42	129,000,000	128,647,754
3/19/09	0.90	46,000,000	45,912,144
3/26/09	0.04	9,000,000	8,999,160
4/2/09	1.46	135,000,000	134,506,894
4/29/09	0.03	18,000,000	17,998,230
5/7/09	1.06	175,000,000	174,353,812
5/15/09	0.77	139,000,000	138,601,611
6/4/09	0.84	79,000,000	78,719,100
6/11/09	0.30	50,000,000	49,934,035
6/18/09	0.27	50,000,000	49,938,167
6/25/09	0.29	100,000,000	99,861,458
Total Investments (cost $2,287,466,601)		101.0%	2,287,466,601
Liabilities, Less Cash and Receivables		(1.0%)	(23,226,846)
Net Assets		100.0%	2,264,239,755

Portfolio Summary (Unaudited)†
Value (%)

U.S. Treasury Bills	101.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	2,287,466,601	2,287,466,601
Cash		20,217,735
Prepaid expenses		362,698
		2,308,047,034
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		1,051,111
Payable for shares of Beneficial Interest redeemed		42,687,243
Accrued expenses		68,925
		43,807,279
Net Assets ($)		2,264,239,755
Composition of Net Assets ($):
Paid-in capital		2,264,181,365
Accumulated net realized gain (loss) on investments		58,390
Net Assets ($)		2,264,239,755
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		2,263,892,811
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

8

STATEMENT OF OPERATIONS Year Ended December 31, 2008

Investment Income ($):
Interest Income	20,715,253
Expenses:
Management fee—Note 2(a)	6,536,356
Shareholder servicing costs—Note 2(b)	584,862
Treasury insurance expense—Note 1(e)	197,383
Trustees’ fees and expenses—Note 2(c)	126,597
Custodian fees—Note 2(b)	71,527
Professional fees	66,093
Registration fees	63,358
Prospectus and shareholders’ reports	2,632
Miscellaneous	9,153
Total Expenses	7,657,961
Less—reduction in fees due to
earnings credits—Note 1(b)	(34,350)
Net Expenses	7,623,611
Investment Income—Net	13,091,642
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	69,063
Net Increase in Net Assets Resulting from Operations	13,160,705

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2008	2007

Operations ($):
Investment income—net	13,091,642	24,101,481
Net realized gain (loss) on investments	69,063	67,894
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,160,705	24,169,375
Dividends to Shareholders from ($):
Investment income—net	(13,091,642)	(24,233,499)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	4,878,256,287	470,388,164
Dividends reinvested	12,188,550	23,245,675
Cost of shares redeemed	(3,230,545,437)	(452,426,688)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,659,899,400	41,207,151
Total Increase (Decrease) in Net Assets	1,659,968,463	41,143,027
Net Assets ($):
Beginning of Period	604,271,292	563,128,265
End of Period	2,264,239,755	604,271,292

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.041	.040	.023	.006
Distributions:
Dividends from investment income—net	(.014)	(.041)	(.040)	(.023)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.37	4.16	4.07	2.28	.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.65	.70	.68	.69
Ratio of net expenses
to average net assets	.58	.65	.70[a]	.68[a]	.69
Ratio of net investment income
to average net assets	1.00	4.05	4.00	2.24	.55
Net Assets, end of period
($ x 1,000)	2,264,240	604,271	563,128	592,002	667,492

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus 100% U.S.Treasury Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment advisor. MBSC Securities Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been

12

determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	2,287,466,601
Level 3—Significant Unobservable Inputs	0
Total	2,287,466,601

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

14

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2008 and December 31, 2007 were all ordinary income.

At December 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2008, the fund was charged $360,701 pursuant to the Shareholder Services Plan.

16

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2008, the fund was charged $213,305 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2008, the fund was charged $18,587 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2008, the fund was charged $71,527 pursuant to the custody agreement.

During the period ended December 31, 2008, the fund was charged $5,403 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,001,687, custodian fees $10,374, chief compliance officer fees $1,197 and transfer agency per account fees $37,853.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus 100% U.S. Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus 100% U.S.Treasury Money Market Fund as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus 100% U.S. Treasury Money Market Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York February 24, 2009

18

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2008 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2008 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including NewYork, California and the District of Columbia.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on July 10, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending July 31, 2009.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance for the one-, three-, five- and ten-year periods ended May 31, 2008, and compared the fund’s performance to the performance of a group of comparable retail U.S. Treasury money market funds (the “Performance Group”) and to a larger universe of funds consisting of all retail U.S.Treasury money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that they also had received and discussed with management information at periodic intervals comparing the fund’s performance to that of its benchmark index.The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one- and ten-year periods ended May, 31, 2008 was better than the median (in the second quartile) of the Performance Group and at the median (in the third quartile) of the Performance Group for the three- and five-year periods ended May 31,2008.The Board members also noted that the fund’s total return performance for the one- and three-year periods ended May 31, 2008 was better than the median (in the first and second quartile, respectively) of the Performance Universe, at the median (in the second quartile) of the Performance Universe for the five-year period and slightly below the median (in the third quartile) of the Performance Universe for the ten-year period ended May 31, 2008.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a group of comparable retail U.S. Treasury money market funds (the “Expense Group”) and a broader group of funds consisting of all retail no-load U.S.Treasury money market funds (the “Expense Universe”), each selected and provided by Lipper.The

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Board members noted that the fund’s management fee and total expense ratio were higher than the median (in the fourth quartile) of management fees and total expense ratios of the other funds in the Expense Group and higher than the median (in the fourth quartile and third quartile, respectively) of management fees and total expense ratios of the other funds in the Expense Universe.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’ performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds managed by Dreyfus to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that the differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with

22

increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee payable by the fund to Dreyfus was reasonable in light of the services provided, comparative per- formance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65) Chairman of the Board (1995)

  Corporate Director and Trustee

Principal Occupation During Past 5Years:

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 191

———————

Gordon J. Davis (67) Board Member (1993) Principal Occupation During Past 5Years:

  Partner in the law firm of Dewey & LeBoeuf LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 42

———————

  Corporate Director and Trustee

David P. Feldman (69) Board Member (1985) Principal Occupation During Past 5Years:

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director

No. of Portfolios for which Board Member Serves: 55

24

Lynn Martin (69) Board Member (1993) Principal Occupation During Past 5Years:

  Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its Council for the Advancement of Women from March 1993-September 2005

Other Board Memberships and Affiliations:

  AT&T Inc., a telecommunications company, Director
  Ryder System, Inc., a supply chain and transportation management company, Director
  The Proctor & Gamble Co., a consumer products company, Director
  Constellation Energy Group, Director
  Chicago Council on Global Affairs
  Coca-Cola International Advisory Council
  Deutsche Bank Advisory Council

No. of Portfolios for which Board Member Serves: 14

———————

Daniel Rose (79) Board Member (1992) Principal Occupation During Past 5Years:

  Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm

Other Board Memberships and Affiliations:

  Baltic-American Enterprise Fund,Vice Chairman and Director
  Harlem Educational Activities Fund, Inc., Chairman
  Housing Committee of the Real Estate Board of New York, Inc., Director

No. of Portfolios for which Board Member Serves: 36

———————

Philip L. Toia (75) Board Member (1997)

  Private Investor

Principal Occupation During Past 5Years:

No. of Portfolios for which Board Member Serves: 25

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Anne Wexler (78) Board Member (1994) Principal Occupation During Past 5Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in govern- ment relations and public affairs from January 1981 to present

Other Board Memberships and Affiliations:

  The Community Foundation for the National Capital Region, Director
  Member of the Council of Foreign Relations
  WETA-DC’s Public TV and Radio Station,Vice Chairman

No. of Portfolios for which Board Member Serves: 49

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Sander Vanocur, Emeritus Board Member

26

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

The Fund 27

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

28

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
12	Notes to Financial Statements
18	Report of Independent Registered
Public Accounting Firm
19	Important Tax Information
20	Information About the Review and Approval
of the Fund’s Management Agreement
24	Board Members Information
27	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus 100% U.S. Treasury Money Market Fund

The Fund

A LETTER FROM THE CEO Dear Shareholder:

We are pleased to present this annual report for Dreyfus 100% U.S. Treasury Money Market Fund, covering the 12-month period from January 1, 2008, through December 31, 2008.

2008 was the most difficult year in decades for the financial markets. A credit crunch that began in 2007 exploded in mid-2008 into a global financial crisis, resulting in the failures of major financial institutions, a deep and prolonged recession and lower investment values across a broad range of asset classes. Governments and regulators throughout the world moved aggressively to curtail the damage, implementing unprecedented reductions of short-term interest rates, massive injections of liquidity into the banking system, government bailouts of struggling companies and plans for massive economic stimulus programs. Money market funds were not immune to the downturn, and several U.S. money market funds were unable to maintain a stable net asset value. The federal government subsequently stepped in with a program for guaranteeing participating funds’ assets at stated levels, while others received financial support from their sponsors.

Although we expect the U.S. and global economies to remain weak until longstanding imbalances have worked their way out of the system, the financial markets currently appear to have priced in investors’ generally low expectations. In previous recessions, however, the markets have tended to anticipate economic improvement before it occurs, potentially leading to major rallies when few expected them.That’s why it makes sense to remain disciplined, maintain a long-term perspective and adopt a consistent asset allocation strategy that reflects one’s future goals and attitudes toward risk.As always, we urge you to consult with your financial advisor, who can recommend the course of action that is right for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation

2

January 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through December 31, 2008, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2008, Dreyfus 100% U.S.Treasury Money Market Fund produced a yield of 1.36%.Taking into account the effects of compounding, the fund provided an effective yield of 1.37% for the same period.1

Money market yields declined sharply over the reporting period along with short-term interest rates due to a weakening U.S. economy and a global financial crisis that adversely affected most asset classes with the notable exception of U.S.Treasury securities.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests only in U.S.Treasury securities.

Interest Rates Fell as U.S. Economy Struggled

Slumping U.S. housing markets, sluggish consumer spending and resurgent energy prices already had produced a weaker U.S. economy by the start of 2008.As a result, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate in the final months of 2007 from 5.25% to 4.25%.

Additional evidence of economic weakness mounted as 2008 began, and the credit crisis intensified when institutional investors de-levered their portfolios to raise cash. Despite aggressive easing by the Fed and an economic stimulus package from Congress, job losses and deleveraging pressures intensified during the first quarter of 2008. In March, the Fed participated in the rescue of investment bank Bear Stearns and made funds available toWall Street firms in an unprecedented lending program allowing the use of mortgage-backed securities as collateral. Nonetheless, unemployment continued to rise, and housing values continued to fall.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

After a brief market rally in the spring,reports of additional write-downs by major banks in June and greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July sparked renewed volatility in the stock and bond markets.The bad news continued to mount in August, including another jump in the unemployment rate.

September ranked as one of the most challenging months in memory, as financial institutions found themselves unable to obtain short-term funding for their operations. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG, Lehman Brothers filed for bankruptcy,Washington Mutual was seized by regulators and Merrill Lynch and Wachovia were sold to former rivals. The U.S.Treasury Department proposed and Congress passed the $700 billion Troubled Assets Relief Program (TARP) to shore up the nation’s banking system. It later was announced that U.S. GDP contracted by a –0.5% annualized rate in the third quarter.

Treasuries Provided Shelter in the Financial Crisis

Although Dreyfus 100% U.S. Treasury Money Market Fund was not among them, some “prime” money market funds were not immune to the financial crisis.The Lehman Brothers bankruptcy led to challenging liquidity conditions in the commercial paper market, threatening to force some funds’ net asset values below $1 per share. Although at least one prime money market fund did so, most affected funds’ sponsors stepped in with cash infusions that maintained stable net asset values. The U.S. government implemented the Temporary Guarantee Program specifically for money market funds to shore up investor confidence. Consequently, the commercial paper market began to stabilize, as evidenced by rising trading activity.

Although the fund held none of the affected securities, market turmoil reinforced an ongoing “flight to quality” in which investors fled assets they perceived as risky in favor of U.S.Treasury securities.The resulting sharp increase in demand for U.S. Treasury bills sent their yields to record low levels.

In October, the Fed and other central banks implemented an unprecedented, coordinated rate cut to combat spreading global economic weakness. Nonetheless, the economic downturn gained momentum, and retailers suffered through their worst holiday season in many years. Meanwhile, the National Bureau of Economic Research officially declared that the U.S. economy has been in a recession since late 2007, a pronouncement that appeared to be confirmed by more severe job losses and a rise in the unemployment rate to 7.2% in December, its highest level since 1993.The Fed followed up with additional reductions before year-end, and the target for the federal funds rate ended 2008 at between 0% and 0.25%, a record low.

Maintaining a Cautious Posture

For most of the reporting period, we maintained the fund’s weighted average maturity in a position we considered longer than industry averages.With short-term yields on U.S.Treasury bills approaching 0%, we have continued to maintain the fund’s weighted average maturity in a range that is modestly longer than industry averages in order to capture incrementally higher yields from longer-dated instruments.

We currently expect reduced liquidity and tighter loan standards to dampen economic growth well into 2009.Therefore, we intend to maintain the fund’s conservative strategies, including a focus on liquidity.

January 15, 2009

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus 100% U.S.Treasury Money Market Fund from July 1, 2008 to December 31, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2008

Expenses paid per $1,000†	$2.92
Ending value (after expenses)	$1,003.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2008

Expenses paid per $1,000†	$2.95
Ending value (after expenses)	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .58%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2008

	Annualized
	Yield on
	Date of	Principal
U.S. Treasury Bills—101.0%	Purchase (%)	Amount ($)	Value ($)

1/2/09	0.01	8,000,000	7,999,998
1/8/09	1.13	138,000,000	137,969,900
1/15/09	0.90	1,000,000	999,650
1/22/09	0.42	300,000,000	299,926,500
1/29/09	1.10	556,000,000	555,525,517
2/12/09	0.43	150,000,000	149,924,750
2/19/09	0.10	64,000,000	63,991,289
2/26/09	0.80	50,000,000	49,937,778
3/5/09	1.72	94,000,000	93,718,854
3/12/09	1.42	129,000,000	128,647,754
3/19/09	0.90	46,000,000	45,912,144
3/26/09	0.04	9,000,000	8,999,160
4/2/09	1.46	135,000,000	134,506,894
4/29/09	0.03	18,000,000	17,998,230
5/7/09	1.06	175,000,000	174,353,812
5/15/09	0.77	139,000,000	138,601,611
6/4/09	0.84	79,000,000	78,719,100
6/11/09	0.30	50,000,000	49,934,035
6/18/09	0.27	50,000,000	49,938,167
6/25/09	0.29	100,000,000	99,861,458
Total Investments (cost $2,287,466,601)		101.0%	2,287,466,601
Liabilities, Less Cash and Receivables		(1.0%)	(23,226,846)
Net Assets		100.0%	2,264,239,755

Portfolio Summary (Unaudited)†
Value (%)

U.S. Treasury Bills	101.0

† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2008

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	2,287,466,601	2,287,466,601
Cash		20,217,735
Prepaid expenses		362,698
		2,308,047,034
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		1,051,111
Payable for shares of Beneficial Interest redeemed		42,687,243
Accrued expenses		68,925
		43,807,279
Net Assets ($)		2,264,239,755
Composition of Net Assets ($):
Paid-in capital		2,264,181,365
Accumulated net realized gain (loss) on investments		58,390
Net Assets ($)		2,264,239,755
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial interest authorized)		2,263,892,811
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended December 31, 2008

Investment Income ($):
Interest Income	20,715,253
Expenses:
Management fee—Note 2(a)	6,536,356
Shareholder servicing costs—Note 2(b)	584,862
Treasury insurance expense—Note 1(e)	197,383
Trustees’ fees and expenses—Note 2(c)	126,597
Custodian fees—Note 2(b)	71,527
Professional fees	66,093
Registration fees	63,358
Prospectus and shareholders’ reports	2,632
Miscellaneous	9,153
Total Expenses	7,657,961
Less—reduction in fees due to
earnings credits—Note 1(b)	(34,350)
Net Expenses	7,623,611
Investment Income—Net	13,091,642
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	69,063
Net Increase in Net Assets Resulting from Operations	13,160,705

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,

	2008	2007

Operations ($):
Investment income—net	13,091,642	24,101,481
Net realized gain (loss) on investments	69,063	67,894
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,160,705	24,169,375
Dividends to Shareholders from ($):
Investment income—net	(13,091,642)	(24,233,499)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	4,878,256,287	470,388,164
Dividends reinvested	12,188,550	23,245,675
Cost of shares redeemed	(3,230,545,437)	(452,426,688)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,659,899,400	41,207,151
Total Increase (Decrease) in Net Assets	1,659,968,463	41,143,027
Net Assets ($):
Beginning of Period	604,271,292	563,128,265
End of Period	2,264,239,755	604,271,292

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,

	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.014	.041	.040	.023	.006
Distributions:
Dividends from investment income—net	(.014)	(.041)	(.040)	(.023)	(.006)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.37	4.16	4.07	2.28	.57
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.65	.70	.68	.69
Ratio of net expenses
to average net assets	.58	.65	.70[a]	.68[a]	.69
Ratio of net investment income
to average net assets	1.00	4.05	4.00	2.24	.55
Net Assets, end of period
($ x 1,000)	2,264,240	604,271	563,128	592,002	667,492

a Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 11

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus 100% U.S.Treasury Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment advisor. MBSC Securities Corporation (the “Distributor”) a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

Effective July 1, 2008, BNY Mellon reorganized and consolidated a number of its banking and trust company subsidiaries.As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of NewYork Mellon (formerly,The Bank of NewYork).

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund’s investments carried at fair value:

Investments in
Valuation Inputs	Securities ($)

Level 1—Quoted Prices	0
Level 2—Other Significant Observable Inputs	2,287,466,601
Level 3—Significant Unobservable Inputs	0
Total	2,287,466,601

The Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2008, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2008 and December 31, 2007 were all ordinary income.

At December 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, has been extended by the Treasury until April 30, 2009, after which the Secretary of theTreasury will review the need for, and terms of, the Program. Participation in the initial term and the extended period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time. During the period ended December 31, 2008, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of ..25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2008, the fund was charged $360,701 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2008, the fund was charged $213,305 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2008, the fund was charged $18,587 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended December 31, 2008, the fund was charged $71,527 pursuant to the custody agreement.

During the period ended December 31, 2008, the fund was charged $5,403 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,001,687, custodian fees $10,374, chief compliance officer fees $1,197 and transfer agency per account fees $37,853.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus 100% U.S. Treasury Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus 100% U.S.Treasury Money Market Fund as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus 100% U.S. Treasury Money Market Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York February 24, 2009

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2008 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2008 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including NewYork, California and the District of Columbia.

The Fund 19

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board held on July 10, 2008, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending July 31, 2009.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting, administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance for the one-, three-, five- and ten-year periods ended May 31, 2008, and compared the fund’s performance to the performance of a group of comparable retail U.S. Treasury money market funds (the “Performance Group”) and to a larger universe of funds consisting of all retail U.S.Treasury money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members noted that they also had received and discussed with management information at periodic intervals comparing the fund’s performance to that of its benchmark index.The Board members discussed the results of the comparisons and noted that the fund’s total return performance for the one- and ten-year periods ended May, 31, 2008 was better than the median (in the second quartile) of the Performance Group and at the median (in the third quartile) of the Performance Group for the three- and five-year periods ended May 31,2008.The Board members also noted that the fund’s total return performance for the one- and three-year periods ended May 31, 2008 was better than the median (in the first and second quartile, respectively) of the Performance Universe, at the median (in the second quartile) of the Performance Universe for the five-year period and slightly below the median (in the third quartile) of the Performance Universe for the ten-year period ended May 31, 2008.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a group of comparable retail U.S. Treasury money market funds (the “Expense Group”) and a broader group of funds consisting of all retail no-load U.S.Treasury money market funds (the “Expense Universe”), each selected and provided by Lipper.The

The Fund 21

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Board members noted that the fund’s management fee and total expense ratio were higher than the median (in the fourth quartile) of management fees and total expense ratios of the other funds in the Expense Group and higher than the median (in the fourth quartile and third quartile, respectively) of management fees and total expense ratios of the other funds in the Expense Universe.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Funds”). Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of Dreyfus’ performance, and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds managed by Dreyfus to evaluate the appropriateness and reasonableness of the fund’s management fees.The Board acknowledged that the differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was generally satisfied with the fund’s performance.
  The Board concluded that the fee payable by the fund to Dreyfus was reasonable in light of the services provided, comparative per- formance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 23

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (65) Chairman of the Board (1995)

  Corporate Director and Trustee

Principal Occupation During Past 5Years:

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 191

———————

Gordon J. Davis (67) Board Member (1993) Principal Occupation During Past 5Years:

  Partner in the law firm of Dewey & LeBoeuf LLP
  President, Lincoln Center for the Performing Arts, Inc. (2001)

Other Board Memberships and Affiliations:

  Consolidated Edison, Inc., a utility company, Director
  Phoenix Companies Inc., a life insurance company, Director
  Board Member/Trustee for several not-for-profit groups

No. of Portfolios for which Board Member Serves: 42

———————

  Corporate Director and Trustee

David P. Feldman (69) Board Member (1985) Principal Occupation During Past 5Years:

Other Board Memberships and Affiliations:

  BBH Mutual Funds Group (11 funds), Director
  The Jeffrey Company, a private investment company, Director

No. of Portfolios for which Board Member Serves: 55

Lynn Martin (69) Board Member (1993) Principal Occupation During Past 5Years:

  Advisor to the international accounting firm of Deloitte & Touche, LLP and Chair to its Council for the Advancement of Women from March 1993-September 2005

Other Board Memberships and Affiliations:

  AT&T Inc., a telecommunications company, Director
  Ryder System, Inc., a supply chain and transportation management company, Director
  The Proctor & Gamble Co., a consumer products company, Director
  Constellation Energy Group, Director
  Chicago Council on Global Affairs
  Coca-Cola International Advisory Council
  Deutsche Bank Advisory Council

No. of Portfolios for which Board Member Serves: 14

———————

Daniel Rose (79) Board Member (1992) Principal Occupation During Past 5Years:

  Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm

Other Board Memberships and Affiliations:

  Baltic-American Enterprise Fund,Vice Chairman and Director
  Harlem Educational Activities Fund, Inc., Chairman
  Housing Committee of the Real Estate Board of New York, Inc., Director

No. of Portfolios for which Board Member Serves: 36

———————

Philip L. Toia (75) Board Member (1997)

  Private Investor

Principal Occupation During Past 5Years:

No. of Portfolios for which Board Member Serves: 25

The Fund 25

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Anne Wexler (78) Board Member (1994) Principal Occupation During Past 5Years:

  Chairman of the Wexler & Walker Public Policy Associates, consultants specializing in govern- ment relations and public affairs from January 1981 to present

Other Board Memberships and Affiliations:

  The Community Foundation for the National Capital Region, Director
  Member of the Council of Foreign Relations
  WETA-DC’s Public TV and Radio Station,Vice Chairman

No. of Portfolios for which Board Member Serves: 49

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 77 investment companies (comprised of 180 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 61 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. She is 46 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 56 years old and has been an employee of the Manager since May 1986.

The Fund 27

OFFICERS OF THE FUND (Unaudited) (continued)

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 78 investment companies (comprised of 201 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (78 investment companies, comprised of 201 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 51 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 74 investment companies (comprised of 197 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Distributor since October 1998.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $34,577 2007 and $35,614 in 2008.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 2007 and $10,398 in 2008.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,311 in 2007 and $2,757 in 2008. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2007 and $0 in 2008.

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(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2007 and $232 in 2008. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2007 and $0 in 2008.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,889,332 in 2007 and $12,561,320 in 2008.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York,

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New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus 100% U.S. Treasury Money Market Fund

By:	/s/ J. David Officer

J. David Officer,
President

Date:	February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Offier

J. David Officer,
President

Date:	February 23, 2009

By:	/s/ James Windels

James Windels,
Treasurer

Date:	February 23, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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